UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2004

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Compliance Officer
Phone:	617-330-8827
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA	 November 11, 2004

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$300,172,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------
TRANSOCEAN	ORD	G90078109	4699	131354	SH		SOLE		131354	0	0
MILLICOM INTL CELL	SHS NEW	L6388F110	1524	83759	SH		SOLE		33347	0	50412
AMERICAN INTL GROUP	COM	026874107	3982	58578	SH		SOLE		58578	0	0
ARCH COAL	COM	039380100	7506	211520	SH		SOLE		211520	0	0
ARMOR HOLDINGS	COM	042260109	4577	110000	SH		SOLE		110000	0	0
CEMEX	SP ADR 5 ORD	151290889	54802	1947494	SH		SOLE		1457217	0	490277
DIAMOND OFFSHORE	COM	25271C102	5134	155625	SH		SOLE		155625	0	0
EASTMAN CHEM	COM	277432100	7029	147837	SH		SOLE		147837	0	0
FIDELITY NATL FINL	COM	316326107	4319	113379	SH		SOLE		113379	0	0
GRUPO TV	SP ADR REP ORD	40049J206	22832	433010	SH		SOLE		323832	0	109178
IMC GLOBAL	COM	449669100	4495	258495	SH		SOLE		258495	0	0
INTL STEEL GROUP	COM	460377104	4088	121330	SH		SOLE		121330		0
KOOKMIN BK 	SP ADR	50049M109	36065	1132702	SH		SOLE		915073	0	217629
L-3 COMMUNICATIONS	COM	502424104	4618	68934	SH		SOLE		68934	0	0
LUBRIZOL CORP	COM	549271104	6545	189170	SH		SOLE		189170	0	0
MOBILE TELESYSTEMS	SP ADR	607409109	6843	47200	SH		SOLE		47200	0	0
NOKIA CORP	SP ADR	654902204	4918	358518	SH		SOLE		324671	0	33847
VIMPEL COMM	SP ADR	68370R109	4208	38681	SH		SOLE		38681	0	0
PETROBRAS ADR	SP ADR	71654V408	56598	1605618	SH		SOLE		1243752	0	361866
PLACER DOME INC	COM	725906101	5095	256319	SH		SOLE		163021	0	93298
SK TELECOM LTD	SP ADR	78440P108	20082	1032544	SH		SOLE		857921	0	174623
SIRIUS SATELLITE	COM	82966U103	2506	783200	SH		SOLE		783200	0	0
TAIWAN SEMI 	SP ADR	874039100	23546	3297798	SH		SOLE		2465831	0	831967
WYNN RESORTS LTC	COM	983134107	4161	80500	SH		SOLE		80500	0	0